BANC OF AMERICA FUNDS TRUST

Registration Nos. 333-132211; 811-21862

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Banc of America Funds Trust (the “Trust”) that the forms of prospectuses for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses contained in Post-Effective Amendment No. 4 under the 1933 Act and Amendment No. 6 under the 1940 Act, the most recent amendment to the Trust’s Registration Statement on Form N-1A, the text of which was filed electronically on February 29, 2008.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 5th day of March, 2008.

BANC OF AMERICA FUNDS TRUST

/s/ Peter T. Fariel
Peter T. Fariel
Assistant Secretary